HARRIS INSIGHT FUNDS TRUST
                         760 Moore Road
                     King of Prussia, PA 19406

                                                             May 4, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                   Harris Insight Funds Trust
               1933 Act Registration No. 33-64915
               1940 Act Registration No. 811-7447

Ladies and Gentlemen:

	In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

a.	the forms of prospectuses that would have been filed
under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment
to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2005.

                                   Very truly yours,

                                   Harris Insight Funds Trust


                                   /s/ David C. Lebisky
                                   By:  David C. Lebisky
                                   Its:   Secretary